N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000196999 [Member]
Prospectus:
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Lowest Annual Cost [Dollars]	$ 817
Item 4. Fee Table [Text Block]
In the “
Fee Tables
” section in the prospectus and the “
Additional Information About Fees
” section in the initial summary prospectus, the following changes are made:

•	In the “ Annual Fund Expenses ” table, the minimum Annual Fund Expenses is 0.20%.

•	In the “ Examples ” section, the following replaces the minimum expense examples:
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939

(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939

Portfolio Company Expenses Minimum [Percent]	0.20%
Surrender Example [Table Text Block]
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939

Surrender Expense, 1 Year, Minimum [Dollars]	$ 817
Surrender Expense, 3 Years, Minimum [Dollars]	2,557
Surrender Expense, 5 Years, Minimum [Dollars]	4,450
Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939
Annuitize Example [Table Text Block]
(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939

Annuitized Expense, 1 Year, Minimum [Dollars]	$ 817
Annuitized Expense, 3 Years, Minimum [Dollars]	2,557
Annuitized Expense, 5 Years, Minimum [Dollars]	4,450
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 9,939
No Surrender Example [Table Text Block]
(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$817	$2,557	$4,450	$9,939

No Surrender Expense, 1 Year, Minimum [Dollars]	$ 817
No Surrender Expense, 3 Years, Minimum [Dollars]	2,557
No Surrender Expense, 5 Years, Minimum [Dollars]	4,450
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 9,939